Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
Advantage Solutions, Inc. *	314,314	1,361
Frontier Communications Parent, Inc. *	67,612	1,656
The New York Times Co. - Class A	104,900	4,534

Total		7,551

Consumer Discretionary (11.4%)
Abercrombie & Fitch Co. *	6,900	865
Asbury Automotive
Group, Inc. *	16,100	3,796
BJ’s Restaurants, Inc. *	36,820	1,332
Caleres, Inc.	52,700	2,162
Carvana Co. *	22,187	1,950
CAVA Group, Inc. *	32,284	2,261
Dorman Products, Inc. *	35,320	3,404
Dutch Bros, Inc. - Class A *	41,746	1,378
FIGS, Inc. - Class A *	353,770	1,762
Floor & Decor Holdings, Inc. *	18,022	2,336
Kohl’s Corp.	28,200	822
LCI Industries	23,341	2,872
Marriott Vacations Worldwide Corp.	26,146	2,817
Meritage Homes Corp.	42,594	7,474
Modine Manufacturing Co. *	12,000	1,142
Monro, Inc.	81,218	2,562
Papa John’s International, Inc.	52,923	3,525
Peloton Interactive, Inc. - Class A *	174,718	749
Pool Corp.	3,209	1,295
Savers Value Village, Inc. *	57,507	1,109
Skyline Champion Corp. *	26,600	2,261
Smith Douglas Homes Corp. *	37,885	1,125
Steven Madden, Ltd.	96,262	4,070
Strategic Education, Inc.	73,091	7,610
Taylor Morrison Home Corp. *	20,100	1,250
Urban Outfitters, Inc. *	36,700	1,594
Visteon Corp. *	12,567	1,478
Wyndham Hotels & Resorts, Inc.	17,800	1,366

Total		66,367

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (2.1%)
BellRing Brands, Inc. *	50,300	2,969
Nomad Foods, Ltd.	221,215	4,327
Post Holdings, Inc. *	30,811	3,275
TreeHouse Foods, Inc. *	38,500	1,499

Total		12,070

Energy (9.1%)
Cactus, Inc. - Class A	82,154	4,115
ChampionX Corp.	182,450	6,548
Enerflex, Ltd.	403,900	2,355
Expro Group Holdings NV*	143,200	2,860
Liberty Energy, Inc.	131,992	2,735
Magnolia Oil & Gas Corp. - Class A	142,232	3,691
Matador Resources Co.	149,858	10,006
Permian Resources Corp.	278,333	4,915
Range Resources Corp.	163,800	5,640
Southwestern Energy Co. *	611,900	4,638
TechnipFMC PLC	226,300	5,682

Total		53,185

Financials (25.3%)
BankUnited, Inc.	133,290	3,732
Cathay General Bancorp	77,300	2,924
Columbia Banking System, Inc.	246,649	4,773
CrossFirst Bankshares, Inc. *	170,754	2,363
Eastern Bankshares, Inc.	351,097	4,838
FB Financial Corp.	133,443	5,025
First American Financial Corp.	43,033	2,627
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	164,703	4,678
The Hanover Insurance Group, Inc.	14,100	1,920
HarborOne Bancorp, Inc.	211,542	2,255
Home BancShares, Inc.	214,416	5,268
Houlihan Lokey, Inc.	51,423	6,592
James River Group Holdings, Ltd.	101,026	940
Live Oak Bancshares, Inc.	132,320	5,493

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
National Bank Holding Corp.	124,221	4,481
NerdWallet, Inc. - Class A *	100,019	1,470
Oscar Health, Inc. - Class A *	125,600	1,868
PennyMac Financial Services, Inc.	100,512	9,156
PennyMac Mortgage Investment Trust	201,376	2,956
Pinnacle Financial Partners, Inc.	111,322	9,560
Popular, Inc.	78,353	6,902
PRA Group, Inc. *	56,859	1,483
Preferred Bank	42,400	3,255
Primerica, Inc.	4,200	1,062
ProAssurance Corp. *	163,968	2,109
Prosperity Bancshares, Inc.	42,900	2,822
Radian Group, Inc.	21,434	717
Ryan Specialty Group Holdings, Inc.	85,315	4,735
Selective Insurance Group, Inc.	18,500	2,020
Southern First Bancshares, Inc. *	37,238	1,183
SouthState Corp.	72,418	6,158
StepStone Group, Inc. - Class A	39,850	1,424
Synovus Financial Corp.	43,400	1,739
Texas Capital Bancshares, Inc. *	70,154	4,318
Towne Bank	155,212	4,355
Virtus Investment Partners, Inc.	5,815	1,442
Voya Financial, Inc.	26,500	1,959
Walker & Dunlop, Inc.	44,424	4,489
Webster Financial Corp.	76,660	3,892
Western Alliance Bancorp	59,510	3,820
WSFS Financial Corp.	100,428	4,533

Total		147,336

Health Care (8.7%)
Apellis Pharmaceuticals, Inc. *	24,155	1,420
Arrowhead Pharmaceuticals, Inc. *	31,800	909
Ascendis Pharma A/S *	13,200	1,995
Atrion Corp.	4,940	2,290
Avanos Medical, Inc. *	69,600	1,386

Small Cap Value Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Biohaven, Ltd. *	23,700	1,296
Black Diamond Therapeutics, Inc. *	201,600	1,022
Blueprint Medicines Corp. *	12,850	1,219
Cabaletta Bio, Inc. *	39,600	676
Crinetics Pharmaceuticals, Inc. *	27,100	1,269
CRISPR Therapeutics AG *	14,200	968
Cytokinetics, Inc. *	28,329	1,986
Elanco Animal Health, Inc. *	182,139	2,965
Ensign Group, Inc.	36,358	4,524
Immatics NV *	119,389	1,255
Insmed, Inc. *	42,192	1,145
Ionis Pharmaceuticals, Inc. *	56,900	2,467
Lantheus Holdings, Inc. *	30,300	1,886
MacroGenics, Inc. *	44,778	659
MoonLake	11,298	567
Neumora Therapeutics, Inc. *	39,364	541
The Pennant Group, Inc. *	94,704	1,859
Phreesia, Inc. *	63,190	1,512
Privia Health Group, Inc. *	54,600	1,070
QuidelOrtho Corp. *	44,416	2,129
Select Medical Holdings Corp.	193,583	5,836
Syndax Pharmaceuticals, Inc. *	57,715	1,374
Vaxcyte, Inc. *	25,609	1,749
Verve Therapeutics, Inc. *	70,453	936
Xenon Pharmaceuticals, Inc. *	24,000	1,033
Zentalis Pharmaceuticals, Inc. *	42,509	670

Total		50,613

Industrials (14.7%)
Alamo Group, Inc.	16,735	3,821
Allegiant Travel Co.	34,590	2,602
Arcosa, Inc.	11,086	952
ASGN, Inc. *	18,600	1,949
Beacon Roofing Supply, Inc. *	64,782	6,350
Brady Corp. - Class A	69,625	4,127
Casella Waste Systems, Inc. - Class A *	34,400	3,401
Crane Co.	17,400	2,351
ESAB Corp.	44,996	4,975

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
ESCO Technologies, Inc.	19,432	2,080
FTI Consulting, Inc. *	12,839	2,700
Herc Holdings, Inc.	17,900	3,013
John Bean Technologies Corp.	16,200	1,699
Landstar System, Inc.	26,666	5,140
Leonardo DRS, Inc. *	74,366	1,643
Moog, Inc. - Class A	24,500	3,911
MSA Safety, Inc.	12,480	2,416
MSC Industrial Direct Co., Inc. - Class A	22,600	2,193
Parsons Corp. *	57,441	4,765
Paycor HCM, Inc. *	135,008	2,625
RBC Bearings, Inc. *	13,109	3,544
SPX Technologies, Inc. *	19,212	2,366
Stericycle, Inc. *	37,663	1,987
UFP Industries, Inc.	46,849	5,763
Valmont Industries, Inc.	8,916	2,035
WillScot Mobile Mini Holdings Corp. *	66,043	3,071
Zurn Water Solutions Corp.	119,822	4,010

Total		85,489

Information Technology (6.5%)
Altair Engineering, Inc. - Class A *	9,300	801
Amplitude, Inc. - Class A *	68,000	740
Diodes, Inc. *	24,000	1,692
DoubleVerify Holdings, Inc. *	62,100	2,183
Endava PLC *	28,200	1,073
Entegris, Inc.	7,549	1,061
Intapp, Inc. *	28,898	991
JFrog, Ltd. *	24,300	1,075
Lattice Semiconductor Corp. *	30,800	2,409
Littelfuse, Inc.	15,727	3,811
MACOM Technology Solutions Holdings, Inc. *	38,600	3,692
Mirion Technologies, Inc. *	237,525	2,701
nCino, Inc. *	56,616	2,116
Onto Innovation, Inc. *	22,093	4,001
PAR Technology Corp. *	34,770	1,577
Viavi Solutions, Inc. *	211,300	1,921
Vishay Intertechnology, Inc.	76,000	1,724
Vontier Corp.	64,400	2,921
Workiva, Inc. *	14,169	1,201
Total		37,690

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Materials (4.7%)
Carpenter Technology Corp.	27,936	1,995
Clearwater Paper Corp. *	27,043	1,183
Constellium SE *	259,178	5,730
Element Solutions, Inc.	199,974	4,995
Hudbay Minerals, Inc.	210,200	1,471
Orion SA	108,017	2,541
Pactiv Evergreen, Inc.	9,025	129
Quaker Chemical Corp.	11,512	2,363
Reliance, Inc.	16,726	5,590
West Fraser Timber Co., Ltd.	17,150	1,482

Total		27,479

Real Estate (10.0%)
Apple Hospitality REIT, Inc.	382,595	6,267
CubeSmart LP	88,500	4,002
EastGroup Properties, Inc.	27,201	4,890
Essential Properties
Realty Trust, Inc.	167,415	4,463
FirstService Corp.	22,131	3,669
Highwoods Properties, Inc.	78,500	2,055
Independence Realty
Trust, Inc.	271,961	4,387
Kilroy Realty Corp.	55,800	2,033
The Macerich Co.	101,100	1,742
NETSTREIT Corp.	176,136	3,236
Opendoor Technologies, Inc. *	262,500	795
PotlatchDeltic Corp.	68,197	3,207
Safehold, Inc.	86,842	1,789
Saul Centers, Inc.	68,496	2,636
The St. Joe Co.	63,544	3,684
Terreno Realty Corp.	102,260	6,790
UMH Properties, Inc.	176,800	2,871

Total		58,516

Utilities (3.8%)
Artesian Resources Corp. - Class A	24,751	919
California Water
Service Group	61,336	2,851
Chesapeake Utilities Corp.	28,438	3,051
IDACORP, Inc.	35,717	3,318
MGE Energy, Inc.	33,234	2,616
OGE Energy Corp.	72,100	2,473
ONE Gas, Inc.	49,746	3,210
PNM Resources, Inc.	97,100	3,655

Total		22,093

Total Common Stocks (Cost: $438,250)		568,389

Small Cap Value Portfolio

Warrants (0.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	2

Total		2

Total Warrants (Cost: $25)		2

Total Investments (97.6%) (Cost: $438,275)@		568,391

Other Assets, Less Liabilities (2.4%)		14,235

Net Assets (100.0%)		582,626

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $438,275 and the net unrealized appreciation of investments based on that cost was $130,116 which is comprised of $160,114 aggregate gross unrealized appreciation and $29,998 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$568,389	$—	$—
Warrants	2	—	—

Total Assets:	$568,391	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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